Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Profit after taxation from Continuing and Discontinued operations	$ 9,601	$ 14,324	$ 33,055
Hedges:
(Losses)/gains taken to equity	(33)	95	(914)
Losses/(gains) transferred to the income statement	49	(148)	881
Loss transferred to initial carrying amount of hedged item		35
Exchange fluctuations on translation of foreign operations taken to equity			(5)
Exchange fluctuations on translation of foreign operations transferred to income statement			(54)
Tax recognised within other comprehensive income	(5)	5	10
Total items that may be reclassified subsequently to the income statement	11	(13)	(82)
Items that will not be reclassified to the income statement:
Re-measurement gains/(losses) on pension and medical schemes	41	(18)	24
Equity investments held at fair value	(30)	17	(8)
Tax recognised within other comprehensive income	(13)	7	(9)
Total items that will not be reclassified to the income statement	(2)	6	7
Total other comprehensive income/(loss)	9	(7)	(75)
Total comprehensive income	9,610	14,317	32,980
Attributable to non-controlling interests	1,708	1,400	2,160
Attributable to BHP shareholders	$ 7,902	$ 12,917	$ 30,820